Leases - Right-of-use assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 74,308
Charge for the year	26,012	¥ 22,751	¥ 0
Ending balance	65,091	74,308
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	65,091	74,308
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	126,419	114,504
Additions	18,956	15,970
Early termination and modification of lease contracts	(3,886)	(4,077)
Termination of lease contracts	(4,146)
Exchange differences	(99)	22
Ending balance	137,244	126,419	114,504
Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	52,111	30,215
Charge for the year	26,012	22,751
Early termination and modification of lease contracts	(1,779)	(862)
Termination of lease contracts	(4,146)
Exchange differences	(45)	7
Ending balance	72,153	52,111	30,215
Telecommunications Towers and related assets [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	39,710	49,214
Telecommunications Towers and related assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	78,975	75,169
Additions	7,100	5,696
Early termination and modification of lease contracts	(1,654)	(1,890)
Termination of lease contracts	(309)
Ending balance	84,112	78,975	75,169
Telecommunications Towers and related assets [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29,761	15,299
Charge for the year	15,883	14,738
Early termination and modification of lease contracts	(933)	(276)
Termination of lease contracts	(309)
Ending balance	44,402	29,761	15,299
Buildings and premises [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	23,647	23,671
Buildings and premises [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	43,327	35,790
Additions	10,554	9,135
Early termination and modification of lease contracts	(2,127)	(1,620)
Termination of lease contracts	(3,496)
Exchange differences	(99)	22
Ending balance	48,159	43,327	35,790
Buildings and premises [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	19,656	12,409
Charge for the year	9,179	7,675
Early termination and modification of lease contracts	(782)	(435)
Termination of lease contracts	(3,496)
Exchange differences	(45)	7
Ending balance	24,512	19,656	12,409
Others [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	1,734	1,423
Others [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,117	3,545
Additions	1,302	1,139
Early termination and modification of lease contracts	(105)	(567)
Termination of lease contracts	(341)
Ending balance	4,973	4,117	3,545
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,694	2,507
Charge for the year	950	338
Early termination and modification of lease contracts	(64)	(151)
Termination of lease contracts	(341)
Ending balance	¥ 3,239	¥ 2,694	¥ 2,507